INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes Tabble
Income tax reconciliation
	Year ended December 31,
	2017	2016
Computed “expected” tax expense (benefit)	$(1,034,086)	$(895,395)
State taxes, net of federal benefit	(171,202)	(154,764)
Goodwill impairment and other non-deductible items	643,016	(31,134)
Change in federal tax rates	4,145,380	–
Change in deferred tax asset valuation allowance	(3,583,108)	1,081,293
Income tax expense	$–	$–

Deferred tax assets and liabilities
	2017	2016
Deferred tax assets:
Charitable contributions	$2,900	$4,128
Reserve for bad debt	17,948	25,548
Stock options	3,416,792	4,776,104
Depreciation	6,920	33,638
Other	17,674	25,159
Net operating loss carryforward	6,957,507	9,167,042
Total gross deferred tax assets	10,419,741	14,031,619
Less: Deferred tax asset valuation allowance	(10,351,807)	(13,934,915)
Total net deferred tax assets	67,934	96,704

Deferred tax liabilities:
Accrued salaries	(67,934)	(96,704)
Total deferred tax liabilities	(67,934)	(96,704)
Total net deferred taxes	$–	$–